Dividends to shareholders	12 Months Ended
Dec. 31, 2017
Dividends to shareholders
Dividends to shareholders

23 Dividends to shareholders

	2017	2016	2015	2017	2016	2015
	Per share	Per share	Per share	$m	$m	$m
Final	$ 1.90	$ 1.90	$ 1.90	2,404	2,402	2,400
Interim	$ 0.90	$ 0.90	$ 0.90	1,139	1,138	1,137
Total	$ 2.80	$ 2.80	$ 2.80	3,543	3,540	3,537

Reconciliation of dividend charged to equity to cash flow statement:

	2017	2016	2015
	$m	$m	$m
Dividends charged to equity	3,543	3,540	3,537
Exchange (gains)/losses on payment of dividend	(4)	3	–
Hedge contracts relating to payment of dividends (cash flow statement)	(20)	18	(51)
Dividends paid (cash flow statement)	3,519	3,561	3,486